Summary of Significant Accounting Policies (Details) ¥ in Millions		12 Months Ended
	Apr. 01, 2019	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 06, 2024 shares
Summary of Significant Accounting Policies [Line Items]
Inventory provision were written off		$ 7,594	$ 3,358	$ 1,391
Voting interest percentage		10.00%
Deferred offering costs		$ 2,210,633
Percentage of residual value		5.00%			5.00%
Finite-lived intangible assets its useful life		7 years			7 years
Earn-out shares (in Shares) | shares						20,000,000
Prepayment of customers		$ 5,152,925	8,151,549
(in Yuan Renminbi) | ¥					¥ 50
Current liabilities		3,776,879	3,385,764
Non-current liabilities		1,376,046	4,765,785
Employee social benefits		$ 106,449	$ 40,765	$ 28,245
Value added tax percentage	16.00%	13.00%
General Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage		6.00%